Eaton Vance

National Municipal Opportunities Trust

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 5.1%

Security	Principal Amount (000’s omitted)	Value
Health Care — 2.4%
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$5,257,797
Tower Health, 4.451%, 2/1/50	3,250	2,754,375

		$8,012,172

Hospital — 1.3%
CommonSpirit Health, 3.347%, 10/1/29	$795	$861,886
Montefiore Obligated Group, 4.287%, 9/1/50	3,240	3,488,237

		$4,350,123

Insured-Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$1,440	$1,755,543

		$1,755,543

Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$3,203,736

		$3,203,736

Total Corporate Bonds — 5.1% (identified cost $15,962,577)		$17,321,574

Tax-Exempt Municipal Obligations — 94.0%

Security	Principal Amount (000’s omitted)	Value
Education — 2.3%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$637,981
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	198,353
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	239,952
5.375%, 6/15/48(1)	395	444,758
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	384,910
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	185	218,814
5.00%, 7/1/49	185	214,924
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	112,997
4.00%, 7/1/44	100	112,300
4.00%, 7/1/49	135	151,003

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/56(1)	$1,090	$1,237,630
5.00%, 6/1/61(1)	355	416,408
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,184,290
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	495,490
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	655	792,648
5.00%, 4/1/50(1)	175	208,721
5.50%, 4/1/32	165	170,623
5.75%, 4/1/42	415	428,803
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	70	81,766
5.00%, 10/15/54	110	128,046

		$7,860,417

Electric Utilities — 3.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$349,044
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,482,263
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,659,186
New York Power Authority, 4.00%, 11/15/60	2,000	2,356,060

		$10,846,553

Escrowed/Prerefunded — 3.2%
Detroit, MI, Sewage Disposal System:
Prerefunded to 7/1/22, 5.00%, 7/1/32	$1,450	$1,520,340
Prerefunded to 7/1/22, 5.25%, 7/1/39	1,405	1,476,655
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,018,130
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	520,690
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,540,381
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	750	760,253
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	894,378
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/32	2,210	2,251,327

		$10,982,154

General Obligations — 8.9%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$6,742,038
Chicago, IL, 5.50%, 1/1/49	5,000	6,324,000
Detroit, MI:
5.50%, 4/1/36	435	552,541
5.50%, 4/1/40	680	856,460

Security	Principal Amount (000’s omitted)	Value
Illinois:
4.25%, 12/1/37	$6,000	$6,871,440
5.00%, 5/1/36	3,500	3,841,915
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	406,276
Township High School District No. 203, IL, 2.00%, 12/15/33	2,430	2,517,577
Township of Freehold, NJ:
1.00%, 10/15/29	575	567,767
1.00%, 10/15/30	1,035	1,007,707
1.00%, 10/15/31	975	937,404

		$30,625,125

Hospital — 10.7%
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	$1,460	$1,568,055
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	180,155
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	712,860
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	764,309
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	341,946
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,000	1,152,280
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	1,190	1,348,567
4.00%, 2/15/36	2,500	2,867,300
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,099,670
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	292,410
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	1,555	1,763,961
5.00%, 6/1/39	255	315,835
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,202,542
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 3.00%, 6/1/50(2)	625	667,006
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/38	1,000	1,174,060
4.00%, 9/1/39	1,000	1,171,500
4.00%, 9/1/44	1,500	1,739,970
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	3,232,220
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	769,682
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,088,289
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	310	376,083
5.25%, 8/15/43	3,415	4,196,318
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):
5.00%, 11/15/45	5	5,897
5.00%, 11/15/45(3)	3,975	4,688,035

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	$3,500	$3,875,130

		$36,594,080

Housing — 1.6%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(1)	$315	$321,505
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	526,337
New York City Housing Development Corp., NY:
2.35%, 11/1/40	3,635	3,657,828
3.85%, 11/1/42	1,000	1,085,350

		$5,591,020

Industrial Development Revenue — 8.9%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,007,850
George L. Smith II Georgia World Congress Center Authority, (Signia Hotel Management, LLC), 4.00%, 1/1/54	475	555,132
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	837,041
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,492,783
(AMT), 4.875%, 11/1/42(1)	1,555	1,648,704
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	609,325
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	485	512,815
(AMT), 5.25%, 9/15/29	1,900	2,009,383
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,691,136
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	2,765	3,329,336
(AMT), 5.00%, 10/1/40	1,640	2,096,412
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,114,820
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,077,683
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,652,430
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.):
4.50%, 5/1/32(1)	362	394,429
5.25%, 5/1/44(1)	345	405,109
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	173,171

		$30,607,559

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$163,388
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,229,314

		$3,392,702

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 3.00%, 5/15/51	$90	$96,791
(BAM), 4.00%, 5/15/46	90	107,848

		$204,639

Insured-Other Revenue — 0.4%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/38	$390	$424,663
(AGM), 3.00%, 3/1/49	840	894,441

		$1,319,104

Insured-Special Tax Revenue — 4.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$5,811,280
(AGC), 7.00%, 10/1/39	6,000	8,761,440
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	348,643
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	805,054
(AGM), 3.75%, 5/1/40	860	960,327

		$16,686,744

Insured-Transportation — 8.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$762,561
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(3)	6,225	7,282,876
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	5,229,133
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/35	460	505,131
(AGM), (AMT), 4.00%, 7/1/37	1,295	1,419,618
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	3,066,880
(AGC), 0.00%, 1/1/36	13,000	9,670,050

		$27,936,249

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	$740	$909,875
5.00%, 6/15/44	4,260	5,287,810

		$6,197,685

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.9%
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	$390	$469,938
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	726,412
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,757,417

		$2,953,767

Senior Living/Life Care — 10.3%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,300,491
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,645,052
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	943,449
5.00%, 7/15/42	700	772,436
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(1)	135	136,943
5.00%, 11/15/56(1)	140	160,962
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	138,791
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	820,396
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	201,615
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	165	176,311
6.375%, 1/1/33	345	369,595
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	300	315,834
5.25%, 11/15/37	275	289,317
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,676,550
5.00%, 5/15/55	510	596,108
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group):
5.00%, 11/15/39	1,800	2,126,178
6.125%, 11/15/26	500	509,075
6.50%, 11/15/31	1,600	1,629,008
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	531,405
5.00%, 11/15/38(1)	310	347,188
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,806,205
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	685	728,299
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	280,238
5.625%, 7/1/46(1)	360	383,566
5.75%, 7/1/54(1)	780	832,213
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,350,781
5.00%, 1/1/32	1,295	1,414,062

Security	Principal Amount (000’s omitted)	Value
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	$80	$94,198
5.00%, 7/1/33	50	58,749
5.00%, 7/1/34	55	64,507
5.00%, 7/1/39	175	203,646
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	605	708,836
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	550	586,751
7.50%, 6/1/49	2,560	2,733,645
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	695,803
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,583,043
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
6.00%, 12/1/32	255	258,323
6.25%, 12/1/42	735	744,070
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	1,001,196
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,146,360
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,436,206
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	343,436

		$35,140,837

Special Tax Revenue — 1.9%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$161,753
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,777,575
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,530,840

		$6,470,168

Student Loan — 0.5%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$415	$422,686
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,498,132

		$1,920,818

Transportation — 24.6%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/37	$2,550	$2,993,649
(AMT), 4.00%, 7/1/38	5,000	5,857,900
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	750	858,173
Chicago, IL, (O’Hare International Airport):
(AMT), 5.00%, 1/1/25	1,345	1,435,397
(AMT), 5.00%, 1/1/26	1,140	1,216,084
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,125	1,252,496
5.25%, 11/1/31	1,735	1,930,760
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44(3)	2,125	2,435,951
4.00%, 1/1/44	10	11,463

Security	Principal Amount (000’s omitted)	Value
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	$2,590	$2,849,751
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	929,793
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	1,065	1,230,810
(AMT), 5.00%, 7/1/43(3)	3,750	4,593,600
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,269,729
Illinois Toll Highway Authority, 5.00%, 1/1/41(3)	5,575	6,638,543
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,942,864
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37(2)	265	323,197
(AMT), 4.00%, 10/1/38(2)	335	407,538
(AMT), 4.00%, 10/1/39(2)	400	485,316
(AMT), 4.00%, 10/1/41(2)	265	319,479
(AMT), 4.00%, 10/1/51(2)	1,470	1,744,140
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,394,612
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	13,060,600
New Jersey Turnpike Authority, 4.00%, 1/1/51	1,500	1,781,535
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	888,518
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,394,666
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	2,660	2,683,328
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	6,000	7,437,599
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,197,376
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	140	164,804
4.00%, 12/31/38	260	305,406
4.00%, 12/31/39	135	158,217
5.00%, 12/31/35	180	229,352
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,919,352
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/38	850	461,406
5.00%, 8/15/42	445	494,653
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,809,075

		$84,107,132

Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$2,341,605

		$2,341,605

Total Tax-Exempt Municipal Obligations — 94.0% (identified cost $274,274,886)		$321,778,358

Taxable Municipal Obligations — 5.4%

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.5%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$1,685	$1,773,580

		$1,773,580

General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,750	$2,313,605
7.781%, 1/1/35	1,400	1,949,892

		$4,263,497

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,583,040

		$4,583,040

Insured-Housing — 0.9%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$1,666,930
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	1,500	1,579,500

		$3,246,430

Insured-Special Tax Revenue — 0.4%
Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$1,206,110

		$1,206,110

Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$525,026
3.72%, 9/1/27(1)	1,400	1,399,692

		$1,924,718

Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,557,765

		$1,557,765

Total Taxable Municipal Obligations — 5.4% (identified cost $16,587,300)		$18,555,140

Total Investments — 104.5% (identified cost $306,824,763)		$357,655,072

Other Assets, Less Liabilities — (4.5)%		$(15,299,766)

Net Assets — 100.0%		$342,355,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.5%
Illinois	14.6%
Others, representing less than 10% individually	69.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $33,723,753 or 9.9% of the Trust’s net assets.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

The Trust did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,321,574	$—	$17,321,574
Tax-Exempt Municipal Obligations	—	321,778,358	—	321,778,358
Taxable Municipal Obligations	—	18,555,140	—	18,555,140
Total Investments	$—	$357,655,072	$—	$357,655,072

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.